Share-based payments - Overview (Details)		1 Months Ended
	Apr. 03, 2023 EquityInstruments	Apr. 30, 2023 USD ($) EquityInstruments Y $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments	61,056	61,056
Exercise price		$ 370.34
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $		$ 158,210
Share price		$ 361.64
Expected volatility		41.00%
Expected option life (in years) | Y		4.0
Risk-free interest rate		2.96%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $		$ 196,180
Share price		$ 401.21
Expected volatility		42.18%
Expected option life (in years) | Y		6.5
Risk-free interest rate		3.14%